General Information	12 Months Ended
Mar. 31, 2023
Statement [Line Items]
General Information
1.	GENERAL INFORMATION
Algoma Steel Group Inc., formerly known as 1295908 B.C. Ltd. (the “Company”), was incorporated on March 23, 2021 under the Business Corporations Act of British Columbia solely for the purpose of purchasing Algoma Steel Holdings Inc. On May 24, 2021, the Company entered into a Merger Agreement, by and among the Company, a wholly-owned subsidiary of the Company (“Merger Sub”) and Legato Merger Corp. (“Legato”). On October 19, 2021 (the “Closing”), the Company completed its merger with Legato, listing its common shares and warrants under the symbol ‘ASTL’ and ASTLW’, respectively, on the Toronto Stock Exchange (TSX) and the Nasdaq Stock Market (Nasdaq). Algoma Steel Group Inc. is the ultimate parent holding company of Algoma Steel Inc. and does not conduct any business operations.
Algoma Steel Inc. (“ASI”), the operating company and a wholly-owned subsidiary of Algoma Steel Holdings Inc. was incorporated on May 19, 2016 under the Business Corporations Act of British Columbia. ASI is an integrated steel producer with its active operations located entirely in Sault Ste. Marie, Ontario, Canada. ASI produces sheet and plate products that are sold primarily in Canada and the United States.
The registered address of the Company is 1055 West Hastings Street, Vancouver, British Columbia, Canada. The head office of the Company is located at 105 West Street, Sault Ste. Marie, Ontario, Canada.
The consolidated financial statements of the Company for the years ended March 31, 2023 and March 31, 2022 are comprised of the Company and its wholly-owned subsidiaries as follows:

●	Algoma Steel Holdings Inc.

●	Algoma Steel Intermediate Holdings Inc.

●	Algoma Steel Inc.

●	Algoma Steel Inc. USA

●	Algoma Docks GP Inc.

●	Algoma Docks Limited Partnership
Algoma Steel Holdings Inc., Algoma Steel Intermediate Holdings Inc. and Algoma Docks GP Inc. are holding companies and do not conduct any business operations.